                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number  811-21893
                                              -----------------------

                 NUVEEN GLOBAL GOVERNMENT ENHANCED INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           ---------------------

                     Date of fiscal year end: December 31
                                              -------------------

                  Date of reporting period: June 30, 2006
                                            ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                 SEMIANNUAL REPORT JUNE 30, 2006

                        NUVEEN INVESTMENTS
                        EXCHANGE-TRADED
                        CLOSED-END
                        FUNDS

                      NUVEEN
                      GLOBAL
         GOVERNMENT ENHANCED
                 INCOME FUND
                         JGG

Chairman's Letter

Dear Shareholder:

On behalf of all of us at Nuveen Investments, I'd like to use this first report of the Nuveen Global Government Enhanced Income Fund (JGG) to welcome the shareholders of this Fund to our exchange-traded closed-end fund family. I am pleased you have chosen a Nuveen closed-end fund that is designed to provide you with a high level of current income and gains from a portfolio positioned to play an important role in a well-balanced portfolio.

JGG was introduced in late June 2006. As of June 30, 2006, the initial proceeds from the common share offering had been received and invested in high-quality short-term securities pending investment in a diversified portfolio of global government debt securities. I look forward to reporting on this Fund's progress and performance in the next shareholder report.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,


/s/ Timothy R. Schwertfeger
-------------------------------------
TIMOTHY R. SCHWERTFEGER
Chairman of the Board
August 11, 2006

                            Portfolio of Investments
                            June 30, 2006 (Unaudited)

   Principal
Amount (000)   Description                              Coupon   Maturity          Value
----------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT
  $176,713     Repurchase Agreement with State Street   4.130%    7/03/06   $176,713,386
               Bank, dated 6/30/06, repurchase price
               $176,774,205, collateralized by
               $191,755,000 U.S. Treasury Notes,
               4.000%, due 2/15/14 value
               $180,249,700
----------------------------------------------------------------------------------------
               Total Investments (cost $176,713,386) - 100.2%                176,713,386
               -------------------------------------------------------------------------
               Other Assets Less Liabilities - (0.2)%                           (310,488)
               -------------------------------------------------------------------------
               Net Assets - 100%                                            $176,402,898
               =========================================================================

                                 See accompanying notes to financial statements.

Statement of
     ASSETS AND LIABILITIES June 30, 2006 (Unaudited)

---------------------------------------------------------------------------
ASSETS
Investments, at cost (which approximates value)               $ 176,713,386
Interest receivable                                                  20,273
---------------------------------------------------------------------------
     Total assets                                               176,733,659
---------------------------------------------------------------------------
LIABILITIES
Accrued expenses:
  Management fees                                                     4,304
  Offering costs                                                    308,302
  Other                                                              18,155
---------------------------------------------------------------------------
     Total liabilities                                              330,761
---------------------------------------------------------------------------
Net assets                                                    $ 176,402,898
---------------------------------------------------------------------------
Shares outstanding                                                9,255,240
---------------------------------------------------------------------------
Net asset value per share outstanding                         $       19.06
---------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------
Shares, $.01 par value per share                              $      92,552
Paid-in surplus                                                 176,312,532
Undistributed (Over-distribution of) net investment income           (2,186)
---------------------------------------------------------------------------
Net assets                                                    $ 176,402,898
===========================================================================

                                 See accompanying notes to financial statements.

Statement of
      OPERATIONS For the Period June 27, 2006 (commencement of operations) through June 30, 2006 (Unaudited)

-----------------------------------------------------------------------------
INVESTMENT INCOME                                                    $20,273
-----------------------------------------------------------------------------
EXPENSES
Management fees                                                        4,304
Shareholders' servicing agent fees and expenses                            4
Custodian's fees and expenses                                            226
Trustees' fees and expenses                                               15
Professional fees                                                        222
Shareholders' reports - printing and mailing expenses                 17,581
Investor relations expense                                                93
Other expenses                                                            14
-----------------------------------------------------------------------------
Total expenses                                                        22,459
-----------------------------------------------------------------------------
Net investment income (loss)                                          (2,186)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                $(2,186)
=============================================================================

                                 See accompanying notes to financial statements.

Statement of
      CHANGES IN NET ASSETS For the Period June 27, 2006 (commencement of operations) through June 30, 2006 (Unaudited)

--------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                       $     (2,186)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                                                        (2,186)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares                                    176,305,000
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital share
  transactions                                                      176,305,000
--------------------------------------------------------------------------------
Net increase (decrease) in net assets                               176,302,814
Net assets at the beginning of period                                   100,084
--------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period        $176,402,898
--------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
  at the end of period                                             $     (2,186)
================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
Nuveen Global Government Enhanced Income Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's shares are listed on the New York Stock Exchange and trade under the ticker symbol "JGG." The Fund was organized as a Massachusetts business trust on April 13, 2006.

The Fund's primary investment objective is to provide a high level of current income and gains. The Fund's secondary investment objective is to seek capital preservation. The Fund seeks to achieve its investment objectives primarily by investing in global government debt securities directly, or indirectly by investing in debt related derivative instruments. In addition, the Fund will employ an option strategy and a currency strategy.

Prior to the commencement of operations, the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,084 by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and the recording of the organization expenses ($13,500) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
The prices of fixed-income securities are generally provided by an independent pricing service approved by the Fund's Board of Trustees and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At June 30, 2006, the Fund had no such outstanding purchase commitments.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses, if any.

Federal Income Taxes
The Fund intends to distribute income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

Dividends and Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The Fund intends to make monthly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Fund's Board of Trustees, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of the Fund's investment strategy through regular monthly distributions (a "Managed Distribution Policy"). Total distributions during a calendar year generally will be made from the Fund's net investment income, net realized capital gains and net unrealized capital gains in the Fund's portfolio, if any. The portion of distributions paid from net unrealized gains, if any, would be distributed from the Fund's assets and would be treated by shareholders as a non-taxable distribution for tax purposes. If the Fund's total return on net asset value exceeds total distributions during a calendar year, the excess will be reflected as an increase in net asset value per share. In the event that total distributions during a calendar year exceed the Fund's total return on net asset value, the difference will be treated as a return of capital for tax purposes and will reduce net asset value per share. The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and reflected in the financial statements contained in the annual report as of December 31 each year.

Derivative Financial Instruments
The Fund is authorized to invest in derivatives or other transactions for the purpose of generating cash flows in the form of income and/or capital gains, hedging the portfolio's exposure to a significant market declines and enhancing the Fund's total return. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not engage in any such instruments during the period June 27, 2006 (commencement of operations) through June 30, 2006.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
During the period June 27, 2006 (commencement of operations) through June 30, 2006, the Fund sold 9,250,000 shares.

3. INVESTMENT TRANSACTIONS
The Fund did not make any investment purchases or sales (excluding short-term investments) during the period June 27, 2006 (commencement of operations) through June 30, 2006.

4. INCOME TAX INFORMATION
At June 30, 2006, the cost of investments was the same for both financial statement and federal income tax purposes.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within the Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, is based upon the average daily Managed Assets of the Fund as follows:

AVERAGE DAILY MANAGED ASSETS                                                    FUND-LEVEL FEE RATE
---------------------------------------------------------------------------------------------------
For the first $500 million                                                                    .7000%
For the next $500 million                                                                     .6750
For the next $500 million                                                                     .6500
For the next $500 million                                                                     .6250
For Managed Assets over $2 billion                                                            .6000
---------------------------------------------------------------------------------------------------

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of June 30, 2006, the complex level fee rate was .1887%.

COMPLEX-LEVEL ASSETS(1)                                                      COMPLEX-LEVEL FEE RATE
---------------------------------------------------------------------------------------------------
For the first $55 billion                                                                     .2000%
For the next $1 billion                                                                       .1800
For the next $1 billion                                                                       .1600
For the next $3 billion                                                                       .1425
For the next $3 billion                                                                       .1325
For the next $3 billion                                                                       .1250
For the next $5 billion                                                                       .1200
For the next $5 billion                                                                       .1175
For the next $15 billion                                                                      .1150
For Managed Assets over $91 billion (2)                                                       .1400
---------------------------------------------------------------------------------------------------

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Fund declared a distribution of $.1350 per share which will be paid on September 1, 2006, to shareholders of record on July 31, 2006.

Financial
       HIGHLIGHTS (Unaudited)
Selected data for a share outstanding throughout each period:

                                                            Investment Operations
                                                           ------------------------


                                                Beginning
                                                   Common         Net           Net        Offering
                                                    Share  Investment     Realized/       Costs and      Ending      Ending
                                                Net Asset      Income    Unrealized    Underwriting   Net Asset      Market
                                                    Value   (Loss)(a)   Gain (Loss)       Discounts       Value       Value
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Year Ended 12/31:
2006(b)                                         $   19.10   $      --    $       --   $        (.04)   $  19.06   $   20.01
---------------------------------------------------------------------------------------------------------------------------

                                               Ratios/Supplemental Data
                                -----------------------------------------------------
           Total Returns
        -------------------
                      Based                                  Ratio of Net
          Based          on                     Ratio of       Investment
             on         Net     Ending Net      Expenses    Income (Loss)    Portfolio
         Market       Asset         Assets    to Average       to Average     Turnover
        Value**     Value**          (000)    Net Assets       Net Assets         Rate
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
           .05%      (.21)%   $    176,403         1.16%*          (.11)%*          0%
--------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(a) Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)  For the period June 27, 2006 (commencement of operations) through
     June 30, 2006.

                INVESTMENT MANAGEMENT AGREEMENT APPROVAL PROCESS

The Board of Trustees is responsible for overseeing the performance of the investment adviser to the Fund and determining whether to approve the advisory arrangement. At a meeting held on May 11, 2006 (the "May Meeting"), the Board of Trustees of the Fund, including the independent Trustees, unanimously approved the Investment Management Agreement between the Fund and NAM.

THE APPROVAL PROCESS

To assist the Board in its evaluation of an advisory contract with NAM, the independent Trustees have received, in advance of this meeting or at prior meetings, materials which outlined, among other things, the services currently provided by NAM to other Nuveen funds and expected to be provided to the Fund; the organization of Nuveen, including the responsibilities of various departments and key personnel; NAM's (and NAM's predecessor's) performance record with other funds; the profitability of NAM (which incorporated Nuveen Investments other wholly-owned advisory subsidiaries); the expenses of NAM in providing the various services; the proposed management fees of NAM, including comparisons of such fees with the management fees of comparable, unaffiliated funds as well as with other comparable Nuveen funds, and the soft dollar practices of NAM, if any.

In addition to the foregoing materials, independent legal counsel to the independent Trustees reviewed with the independent Trustees their duties as Trustees under the 1940 Act as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser's fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and factors to be considered by the Board in voting on advisory agreements.

At the Board meeting, NAM made a presentation to and responded to questions from the Board. In connection with their continued service as Trustees of Nuveen funds, the Trustees have a good understanding of NAM's operations and capabilities. After the presentation and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board's duties in reviewing advisory contracts and consider the approval of the advisory contract. It is with this background that the Trustees considered the Investment Management Agreement with NAM. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the approval of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (a) the nature, extent and quality of the services to be provided by NAM; (b) the investment performance of NAM; (c) the costs of services and profitability of NAM; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A.  NATURE, EXTENT AND QUALITY OF SERVICES
In evaluating the nature, extent and quality of NAM's services, the Trustees considered the types of services that NAM or its affiliates currently provide to other Nuveen funds (as applicable) and that are expected to be provided to the Fund as well as narrative and/or statistical information concerning NAM's performance record with other funds they advise. In connection with their service as Trustees, the Trustees have previously reviewed information describing Nuveen's organization and its various departments, the experience and responsibilities of key personnel, and available resources. As noted, given the Trustees' experience with the other Nuveen funds and NAM, the Trustees noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of NAM. The Trustees also reviewed information regarding the various management tools to be employed in advising this Fund.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services to be provided. In this regard, NAM is expected to provide the Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Fund) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment management services, NAM and its affiliates will provide the Fund with a wide range of services, including: preparing shareholder reports; providing daily accounting; providing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support (such as helping to prepare registration statements, amendments thereto and proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the Fund (such as tax reporting and fulfilling regulatory filing requirements). In evaluating the administrative services, the Trustees also considered, in particular, NAM's policies and procedures for assuring compliance with applicable laws and regulations in light of the enhanced SEC regulations governing compliance. In this regard, the Trustees previously have recognized NAM's focus on compliance and its compliance systems. In connection with their review of the advisory contracts of other Nuveen funds at their May 2005 meeting, the Trustees had previously received information regarding the additions of experienced personnel to NAM's compliance group and modifications and other enhancements to NAM's computer systems. The Trustees are familiar with the level and quality of services NAM provides to the various Nuveen funds and the same level and quality of services can be expected to be provided to the Fund.

Based on their review, the Trustees found that, overall, the nature, extent and quality of services expected to be provided to the Fund under the Investment Management Agreement were sufficient.

B.  THE INVESTMENT PERFORMANCE OF NAM
As the Fund is new and does not have its own performance history, the Board reviewed (either at this meeting and/or earlier meetings) and considered performance information regarding NAM's past performance record with other funds or accounts.

C.  FEES, EXPENSES AND PROFITABILITY
     1.  FEES AND EXPENSES
     In evaluating the management fees and expenses that the Fund is expected to bear, the Trustees considered the Fund's proposed management fee structure, in absolute terms as well as compared with the fees of comparable, unaffiliated funds and of comparable Nuveen closed-end funds. At prior meetings, the Trustees reviewed the financial information of NAM and its affiliates, including revenues, expenses and profitability. In reviewing fees, the Trustees, among other things, reviewed comparisons of the Fund's proposed management fees with the gross and net (after waivers, if any) advisory fees of unaffiliated, comparable funds and with comparable Nuveen closed-end funds. In this regard, the Trustees also considered the fund-level and complex-wide breakpoint schedules. The complex-wide breakpoint schedule was instituted in 2004 and is described in further detail below in Section D entitled "Economies of Scale and Whether Fee Levels Reflect These Economies of Scale."

     2.  COMPARISONS WITH THE FEES OF OTHER CLIENTS
     Due to their experience with other Nuveen funds, the Trustees were familiar with the fees assessed to other clients of Nuveen or its affiliates. With respect to separately managed accounts, the advisory fees to such separately managed accounts are generally lower than those charged to the Fund. The Trustees have noted, however, the additional services that are provided and the costs incurred by Nuveen in managing and operating registered investment companies, such as the Fund, compared to individually managed separate accounts. For instance, as described above, NAM and its affiliates will provide numerous services to the Fund including, but not limited to, preparing shareholder reports; providing daily accounting; preparing quarterly financial statements; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal support; and administering all other aspects of the Fund's operations. Further, the Trustees noted the increased compliance requirements for funds in light of SEC regulations and other legislation. These services are generally not required to the same extent, if at all, for separate accounts. In addition to the differences in services, the Trustees also have considered, among other things, the differences in product distribution, investor profiles and account sizes between the product lines. Accordingly, the Trustees believe that the nature and number of services provided to operate a Fund merit the higher fees than those to separate managed accounts.

     3.  PROFITABILITY OF NUVEEN
     In conjunction with its review of fees, the Trustees also have previously reviewed the profitability of NAM (which included Nuveen Investments other wholly-owned advisory subsidiaries). At their Board meeting in May, 2005, the Trustees reviewed NAM's revenues, expenses and profitability margins (on both a pre-tax and after-tax basis). In reviewing profitability, the Trustees had recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. At the May, 2005 meeting, the Trustees reviewed Nuveen's assumptions and methodology of allocating expenses and noted that the methods of allocation used appeared reasonable but also had recognized the inherent limitations in allocating costs among various advisory products. In reviewing profitability, the Trustees had recognized that individual fund or product line profitability of other advisers is generally not publicly available. Further, profitability may be affected by numerous factors including the types of funds managed, expense allocations, business mix, etc. and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Trustees had considered NAM's profit margin compared to the profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results compiled by three independent third-party service providers. In their review, the Trustees also reviewed the revenues, expenses and profit margins of various unaffiliated advisory firms with similar amounts of assets under management for the last year prepared by Nuveen. Based on the foregoing, the Trustees were satisfied that the level of profitability was reasonable in light of the services provided.

     In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to NAM as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates are expected to receive that are directly attributable to their management of the Fund, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the Fund, the Trustees determined that the advisory fees and expenses of the Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE In reviewing compensation, the Trustees have long understood the benefits of economies of scale as the assets of a fund grow and have sought to ensure that shareholders share in these benefits. One method for shareholders to share in economies of scale is to include breakpoints in the advisory fee schedules that reduce fees as fund assets grow. Accordingly, the Trustees received and reviewed the schedule of proposed advisory fees for the Fund, including fund-level breakpoints thereto. In addition, after lengthy negotiations with management, the Board in May, 2004 approved a complex-wide fee arrangement pursuant to which fees of the funds in the Nuveen complex, which will include the Fund, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedules and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E.  INDIRECT BENEFITS
In evaluating fees, the Trustees also considered any indirect benefits or profits NAM or its affiliates may receive as a result of its relationship with the Fund. In this regard, the Trustees considered any benefits from soft dollar arrangements. The Trustees have recognized that although NAM manages a large amount of assets, it has very little, if any, brokerage to allocate. This is due to the fact that NAM typically manages the portfolios of the municipal funds in the Nuveen complex and municipal bonds generally trade on a principal basis. Accordingly, NAM does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services. In addition to soft dollar arrangements, the Trustees also considered any other revenues, if any, received by NAM or its affiliates.

F.  APPROVAL
The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreement were fair and reasonable, that NAM's fees are reasonable in light of the services provided to the Fund and the NAM Investment Management Agreement should be and was approved.

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Trustees implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of trustees by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as trustee at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Government Enhanced Income Fund

By (Signature and Title)*   /s/ Jessica R. Droeger
                            ---------------------------------------
                            Jessica R. Droeger
                            Vice President and Secretary

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Gifford R. Zimmerman
                            ---------------------------------------
                            Gifford R. Zimmerman
                            Chief Administrative Officer
                            (principal executive officer)

Date: September 8, 2006

By (Signature and Title)*   /s/ Stephen D. Foy
                            ---------------------------------------
                            Stephen D. Foy
                            Vice President and Controller
                            (principal financial officer)

Date: September 8, 2006

* Print the name and title of each signing officer under his or her signature.